Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 159
2016	165
2017	170
2018	176
2019	182
2020-24	990
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	44
2016	46
2017	48
2018	51
2019	53
2020-24	$ 295